Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenue from services		$ 1,111,651	$ 330,788
Revenue from healthcare service packages		26,209
Cost of revenue		(18,616)
Net revenue of services		1,119,244	330,788
Commission and fees on financial guarantee services		185,634	191,920
(Provision) recovery of provision for financial guarantee services		195,915	(15,586)
Commission and fee income on guarantee services, net		381,549	176,334
Interest and fees income
Interest income on loans due from third parties		1,112,816	998,827
Interest income on deposits with banks		178,214	271,212
Total interest and fees income		1,291,030	1,270,039
Operating income		2,791,823	1,777,161
Operating expenses
Salaries and employee surcharges		658,544	564,110
Other operating expenses		1,184,588	1,514,281
Changes in fair value of warrant liabilities		(16,998)	27,729
Total operating expenses		1,826,134	2,106,120
Other income (expenses)
Other income (expenses), net		(147,823)	(155,633)
Interest income (expenses), net		91,887	11,127
Total other expenses		(55,936)	(144,506)
Income (loss) before income taxes		909,753	(473,465)
Income tax (expenses) benefit		(346,381)	13,068
Net (loss) income		563,372	(460,397)
Less: Net income attributable to noncontrolling interests		241,367	67,030
Net income (loss) attributable to Roan Holding Group Co., Ltd.’s shareholders		322,005	(527,427)
Comprehensive income (loss)
Net income (loss)		563,372	(460,397)
Foreign currency translation		(2,698,710)	529,793
Less: Comprehensive income (loss) attributable to noncontrolling interests		(766,491)	226,482
Total comprehensive loss attributable to Roan Holdings Group Co., Ltd.’s shareholders		$ (1,368,847)	$ (157,086)
Weighted average number of ordinary share outstanding
Basic and Diluted (in Shares)	[1]	25,287,887	25,287,887
Loss per share
Net income (loss) per share – Basic and Diluted (in Dollars per share)		$ 0.01	$ (0.02)

[1]	The Company used net loss as the control number to determine whether the warrants, Class A and Class B preferred shares are anti-dilutive. Because the Company suffered loss, the number of warrants, Class A preferred shares and Class B preferred shares are excluded from the computation as the anti-dilutive effect.